EARNINGS PER SHARE - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of EPS	4	4	3